Stock-Based Compensation (Summary Of Part B RSUs Granted, Maximum Eligible Shares Of Stock And Grant Date Fair Value Per Part B RSU) (Details) - Part B Restricted Stock Units [Member] - $ / shares	3 Months Ended					6 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Granted	282,074	272,813	316,353	359,658	575,660	554,887
Shares authorized	1,449,860	1,426,812	1,490,023	1,388,280	2,222,048	1,449,860
Weighted average grant-date fair value per share, Granted	$ 18.0800	$ 17.8300	$ 27.10	$ 24.36	$ 63.12	$ 17.96